CONSOLIDATED INCOME STATEMENT - USD ($) shares in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
CONSOLIDATED INCOME STATEMENT
Revenues	$ 4,288	$ 4,431	$ 4,751	$ 4,771	$ 18,657	[1]	$ 19,352	[1]	$ 20,279	[1]
Cost of services	3,677	3,824	4,162	4,318	16,550		17,137		17,676
Selling, general and administrative expenses	694	690	714	714	2,776	[2]	2,948	[2]	2,970	[2]
Workforce rebalancing charges	4		(11)	52	39		918		159
Transaction-related costs	103	58	173	55	627		21
Interest expense	20	21	15	14	64		63		76
Other expense (income)	(3)	27	11	22	35		25		(29)
Total costs and expenses	4,493	4,620	5,065	5,175	20,560		21,112		20,852
Income (loss) before income taxes	(205)	(189)	(313)	(403)	(1,903)		(1,760)		(573)
Provision for income taxes	45	40	76	91	402		247		366
Net income (loss)	$ (250)	$ (229)	$ (389)	$ (494)	$ (2,304)		$ (2,007)		$ (939)
NET LOSS PER SHARE
Basic earnings (loss) per share (in dollars per share)	$ (1.11)	$ (1.02)	$ (1.74)	$ (2.20)	$ (10.28)		$ (8.96)		$ (4.19)
Diluted earnings (loss) per share (in dollars per share)	$ (1.11)	$ (1.02)	$ (1.74)	$ (2.20)	$ (10.28)		$ (8.96)		$ (4.19)
Weighted-average basic shares outstanding (in shares)	225.3	224.4	224.1	224.1	224.1		224.1		224.1
Weighted-average diluted shares outstanding (in shares)	225.3	224.4	224.1	224.1	224.1		224.1		224.1

[1]	Including related-party revenue of $704 in 2021, $645 in 2020 and $613 in 2019
[2]	Including related-party cost of service of $3,979 in 2021, $3,767 in 2020 and $3,592 in 2019